NOTE 10. OTHER EXPENSES (Tables) (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
Other Expenses
	September 30, 2013	September 30, 2012

Computer and internet	$3,584	$1,569
Telephone	836	896
Other	878	1,619
	$5,298	$4,084